Note 24 - Employee Benefits - Defined Benefit Obligation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	R$ 2,648.2	R$ 2,279.3
Service costs	(51.4)	(41.6)	R$ (42.5)
Balance	3,510.3	2,648.2	2,279.3
Present value of defined benefit obligation [member]
Statement Line Items [Line Items]
Balance	(6,845.0)	(5,951.9)	(5,785.1)
Acquisitions through shareholding exchange transactions			3.5
Service costs	(51.4)	(41.6)	(42.5)
Interest costs	(339.4)	(333.6)	(335.7)
Gains and (losses) on settlements or reductions in benefits	44.1	1.2	7.0
Contributions by plan participants	(6.1)	(4.3)	(4.4)
Actuarial gains and (losses) - geographical assumptions	54.5	0.5	9.9
Actuarial gains and (losses) - financial assumptions	(443.6)	(703.2)	(13.1)
Experience adjustments	(180.9)	119.0	106.4
Effect of exchange rate fluctuations	(1,531.7)	(385.7)	(321.0)
Benefits paid	521.9	454.6	423.1
Balance	R$ (8,777.6)	R$ (6,845.0)	R$ (5,951.9)